Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Jun. 30, 2022	Dec. 31, 2022
Going Concern [Line Items]
Retained earnings surplus deficit		$ (132,718)	$ (155,115)
Cash and cash equivalents		41,333	$ 23,816
Net Proceeds from Issuance of Private Placement	$ 20,300	$ 20,300